OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2015
Other Long-term Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

(in thousands of $)	2015	2014
Deferred credits from capital lease transactions	16,650	17,281

Deferred credits from capital lease transactions

(in thousands of $)	2015	2014
Deferred credits from capital lease transactions	24,691	24,691
Less: Accumulated amortization	(7,416)	(6,785)
	17,275	17,906
Short-term (see note 21)	625	625
Long-term	16,650	17,281
	17,275	17,906

In connection with the Methane Princess Lease (see note 23), we recorded an amount representing the difference between the net cash proceeds received upon sale of the vessel and the present value of the minimum lease payments. The amortization of the deferred credit for the year is offset against depreciation and amortization expense in the statement of operations. The deferred credits represent the upfront benefits derived from undertaking finance in the form of a UK lease. The deferred credits are amortized over the remaining estimated useful economic life of the Methane Princess on a straight-line basis.

Amortization for each of the years ended December 31, 2015, 2014 and 2013 was $0.6 million.